Divestitures	9 Months Ended
Jul. 31, 2020
Text Block [Abstract]
Divestitures
21.	Divestitures
Closed divestitures impacting the current period
Operations in British Virgin Islands
On May 31, 2020, the Bank completed the sale of its banking operations in the British Virgin Islands to Republic Financial Holdings Limited, upon receiving regulatory approvals and satisfying closing conditions.
All assets and liabilities of approximately $631 million and $537 million, respectively, in relation to these operations have been derecognized on the date of close and a total gain of approximately $48 million after tax was recorded in the Other segment. The transaction increased the Bank’s common equity Tier 1 (CET1) ratio this quarter by approximately two basis points.
Closed divestitures impacting the prior periods
Thanachart Bank, Thailand
On December 3, 2019, the Bank completed the sale to reduce its 49% interest in Thanachart Bank Public Company Limited (“TBank”) in Thailand, upon receiving regulatory approvals and satisfying closing conditions. As part of agreements entered into with ING Groep N.V., TBank, Thanachart Capital Public Co., Ltd and TMB Bank Public Company Limited (“TMB”) in August 2019, the Bank sold its 49% interest in TBank in exchange for cash and an approximately 6% ownership interest in the form of common shares in TMB. As per the agreements, TBank became a wholly-owned subsidiary of TMB. The shares held by the Bank in TMB are classified as investment securities measured at fair value through profit or loss.
The carrying value of the Bank’s 49% interest in TBank of $3.6 billion was derecognized on the date of close and a net gain of approximately $426 million before tax ($414 million after tax) was recorded in Q1, 2020 under
Non-interest
income – Other and reported in the Other segment. The transaction increased the Bank’s common equity Tier 1 (CET1) ratio by approximately 36 basis points in Q1, 2020.
As part of the overall transaction, the Bank retained a 49% interest in two TBank subsidiaries, which are classified as investment in associates and the Bank follows the equity method of accounting.
Pension fund operations in Colombia
On December 13, 2019, the Bank completed the sale of its 51% interest in AFP Colfondos to an affiliate of AFP Habitat, upon receiving regulatory approvals and satisfying closing conditions.
All assets and liabilities of approximately $240 million and $53 million, respectively, in relation to these operations have been derecognized on the date of close and a total loss of approximately $112 million after tax and non-controlling
interests was recorded in the Other segment. Losses of $64 million and $48 million were recorded in Q4, 2019 and in Q1, 2020, respectively.
In the Consolidated Statement of Shareholder’s Equity, a gain of $27 million after tax was reclassified from AOCI to retained earnings in Q1, 2020 related to investment securities designated as fair value through other comprehensive income, bringing the net impact of the divestiture to a net loss of $85 million.
Operations in Puerto Rico and the U.S. Virgin Islands
On December 31, 2019, the Bank completed the sale of its operations in Puerto Rico and the U.S. Virgin Islands (“USVI”) to Oriental Bank, a subsidiary of OFG Bancorp, upon receiving regulatory approvals and satisfying closing conditions.
All assets and liabilities of approximately $4,800 million and $4,166 million, respectively, in relation to these operations have been derecognized on the date of close and a total loss of approximately $424 million after tax was recorded in the Other segment. Losses of $402 million and $22 million were recorded in Q3, 2019 and in Q1, 2020, respectively. The transaction increased the Bank’s common equity Tier 1 (CET1) ratio by approximately seven basis points in Q1, 2020.
Insurance and banking operations in El Salvador
On January 31, 2020, the Bank completed the sale of its banking and insurance operations in El Salvador, including Scotiabank El Salvador, its subsidiaries and Scotia Seguros to Imperia Intercontinental Inc, upon receiving regulatory approvals and satisfying closing conditions.
All assets and liabilities of approximately $2,796 million and $2,481 million, respectively, in relation to these operations have been derecognized on the date of close and a total loss of approximately $164 million after tax was recorded in the Other segment. An after tax loss of $136 million was recorded in 2019. A further loss of $28 million was recorded in Q1, 2020. The transaction increased the Bank’s common equity Tier 1 (CET1) ratio by approximately four basis points in Q1, 2020.
Pension and insurance operations in the Dominican Republic
On April 30, 2019, the Bank completed the sale of Scotia Crecer AFP and Scotia Seguros, its pension and related insurance businesses in the Dominican Republic to Grupo Rizek, upon receiving regulatory approvals and satisfying closing conditions.

All assets and liabilities of approximately $111 million and $26 million, respectively, in relation to this business have been derecognized on the date of close and a net gain of approximately $273 million after tax was recorded in Q2, 2019 and reported in the Other segment.
Banking operations in the Caribbean
On October 31, 2019, the Bank completed the sale of its banking operations in seven non-core
markets in the Caribbean (Anguilla, Dominica, Grenada, St. Kitts & Nevis, St. Lucia, St. Maarten, St. Vincent & the Grenadines) to Republic Financial Holdings Limited, upon receiving regulatory approvals and satisfying closing conditions.
All assets and liabilities of approximately $2,086 million and $2,069 million, respectively, in relation to these operations have been derecognized on the date of close and a net gain of approximately $38 million after tax was recorded in Q4, 2019 and reported in the Other segment.
Divestiture announced that is expected to close in a future period
Operations in Belize
On June 22, 2020, the Bank announced the sale of its 100% interest in Scotiabank (Belize) Ltd., to Caribbean Investment Holdings Limited. The transaction is subject to regulatory approvals and customary closing conditions. This divestiture is not considered material to the Bank.
Metals business wind-down
In line with its strategy and as announced on April 28, 2020, the Bank has made the decision to wind-down the metals business. The Bank has recorded a loss in Q2, 2020 of approximately $40 million, primarily related to goodwill.